Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends paid, per share (in dollars per share)	$ 0.72	$ 0.96	$ 0.96